Operating Leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Operating Leases [Line Items]
Lease termination date	Dec. 31, 2030
Additional square feet (in Square Feet) | ft²	1,664
Total square feet (in Square Feet) | ft²	11,540
Total lease, cost	$ 180,000	$ 127,000
Annual payments	50,000
Right-of-use asset	528,000
Operating Leases Contractual Term [Member]
Operating Leases [Line Items]
Base rent payment	6,000
Total lease, cost	150
Right-of-use asset	$ 500,000